ABERDEEN FUNDS

Aberdeen Diversified Income Fund

Aberdeen Dynamic Allocation Fund

Aberdeen Diversified Alternatives Fund

(collectively the “Funds”)

Incorporated herein by reference is a supplement to the Funds’ prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 23, 2013 (SEC Accession No. 0001104659-13-091935).